Other Comprehensive Income/(Loss) (Total other comprehensive income details) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 587.3		$ 622.0		$ 636.8
Unrealized holding gains and losses on available-for-sale investments	14.0	[1]	(12.2)	[1]	11.5	[1]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	1.0		(1.7)		2.7
Comprehensive income of equity method investments	6.4		(7.2)		2.9
Reclassification adjustments for net (gains) and losses on available-for-sale investments included in net income	(3.9)		(0.1)		(1.6)
Tax on reclassification adjustments for gains (losses) on available-for-sale investments included in net income	(0.2)		0.1		1.9
Foreign currency translation adjustments	145.0	[2]	(48.8)	[2]	77.3	[2]
Tax on foreign currency translation adjustments	0.6		0.5		0
Change in accumulated OCI related to employee benefit plans	(4.4)		(42.4)		18.7
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax, Portion Attributable to Parent	(0.2)		9.3		(6.2)
Total comprehensive income/(loss)	$ 743.6		$ 522.9		$ 738.6

[1]	The company adopted guidance now encompassed in ASC Topic 810 on January 1, 2010, resulting in the consolidation of certain CLOs. Upon adoption, accumulated other comprehensive income was reduced by $5.2 million, as accumulated net unrealized gains at January 1, 2010 relating to the company's investments in certain CLOs were reclassified into retained earnings upon their consolidation.
[2]	Included in this amount are net losses of $0.9 million for the year ended December 31, 2012 related to foreign currency translation adjustments attributable to consolidated investment products (year ended December 31, 2011: net gains of $23.1 million; December 31, 2010: net losses of $5.3 million). Of this amount, gross losses of $6.3 million are reclassified from accumulated other comprehensive income into retained earnings appropriated for investors in consolidated investment products (year ended December 31, 2011: gains of $8.7 million; December 31, 2010: losses of $5.3 million).